Legal matters - Additional Information (Detail) ₨ in Millions				12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / Megawatt ₨ / MWh	Dec. 31, 2020 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 INR (₨) ₨ / Megawatt	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Apr. 01, 2019 INR (₨)
Statement [Line Items]
Trade receivables	₨ 35,980		₨ 25,914	₨ 35,980	₨ 25,914		₨ 19,176
Net block				(8,032)	(2,781)	₨ 3,134
Total income				₨ 54,491	53,303	47,902
Order Of The Supreme Court Of India To Underground Hightension Power Lines
Statement [Line Items]
Number of total power projects | ₨ / Megawatt	3,436.4			3,436.4
Number of power projects commissioned | ₨ / Megawatt	978.8			978.8
Number of power projects under development in the area | ₨ / Megawatt	2,448.6			2,448.6
AP Entities
Statement [Line Items]
Trade receivables	₨ 14,167		8,945	₨ 14,167	8,945	4,420
Net block	50,154		49,617
Total income				6,680	6,911	₨ 8,765
Generation based incentive receivable	₨ 1,004			₨ 1,004
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Statement [Line Items]
Cumulative capacity of MW | ₨ / Megawatt	777			777
GBI money deducted by Discoms included in Trade receivables		₨ 1,004
Interim rate | ₨ / MWh	2.43
Dispute With Karnataka Electricity Regulatory Commission
Statement [Line Items]
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied	₨ 180
Dispute With Karnataka Electricity Regulatory Commission | SPV
Statement [Line Items]
Deposit under protest	114		114	₨ 114	₨ 114
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied	₨ 298		₨ 298